Subsequent Events	9 Months Ended	12 Months Ended
	Aug. 31, 2023	Nov. 30, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 7 — Subsequent Events

On September 23, 2023, the Company entered into a Letter of Intent to purchase the commercial real estate and all issued and outstanding shares of stock of a salvage, disposal, recycling and scrap business located in Nevada. The purchase price for this transaction is $8,000,000.

The Company evaluated other subsequent events after August 31, 2023 and determined that there are no other events for which disclosure is required.

Note 9 – Subsequent Events

The Company has evaluated all subsequent events through the date when the financial statements were issued to determine if they must be reported. The Company determined that there were no reportable subsequent events to disclose in these financial statements other than those described below.

A promissory Note was signed by and between Inky Inc and Ioanna Kallidou, the President and Chief Executive Officer of the Company on December 5, 2022. The Promissory Note was issued in order to repay the debt of the Company to the director in shares. Inky Inc. will issue to Ioanna Kallidou a total of 1,571,400 common shares per value $0.025 per share in exchange of Thirty-Nine Thousand Two Hundred Eighty-Five U.S. Dollars ($39,285). The shares have not been issued yet.